Financial Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management

Note 17 – Financial Risk Management

The Company manages capital to ensure that all group enterprises will be able to continue as a going concern while maximizing the return to shareholders through the optimization of debt and equity balances.

Capital Structure

The Company’s capital structure consists of equity and external debt obtained through issuance of convertible notes and royalty funding liabilities. The Company is not subject to any contractually imposed capital requirements or financial covenants. The capital structure is reviewed on an ongoing basis for the adequacy of the Company’s capital compared to the resources required for carrying out ordinary activities.

Development in the Company’s share capital and treasury shares reserves are described in the following sections. Other equity reserves are described in Note 2, “Summary of Significant Accounting Policies”.

Share Capital

The share capital of Ascendis Pharma A/S consists of 57,707,439 fully paid shares at a nominal value of DKK 1, all in the same share class.

The number of outstanding shares of the Company are as follows:

	2023	2022	2021	2020	2019
	(Number)
Changes in share capital
At January 1	57,152,295	56,937,682	53,750,386	47,985,837	42,135,448
Increase through cash contributions	555,144	214,613	3,187,296	5,764,549	5,850,389
At December 31	57,707,439	57,152,295	56,937,682	53,750,386	47,985,837

Treasury Shares Reserve

The holding of treasury shares are as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
At January 1, 2022	21	154,837	—
Acquired from third parties	134	1,000,000	—
Transferred under stock incentive programs	(6)	(41,685)	—
At December 31, 2022	149	1,113,152	2.0%
Transferred under stock incentive programs	(3)	(20,098)	—
At December 31, 2023	146	1,093,054	1.9%

Financial Risk Management Objectives

The Company regularly monitors the access to domestic and international financial markets, manages the financial risks relating to its operations, and analyzes exposures to risk, including market risk, such as foreign currency risk and interest rate risk, credit risk and liquidity risk.

The Company’s financial risk exposure and risk management policies are described in the following sections.

Market Risk

The Company’s activities expose the group enterprises to the financial risks of changes in foreign currency exchange rates and interest rates. Derivative financial instruments are not applied to manage exposure to such risks.

Foreign Currency Risk Management

The Company is exposed to foreign currency exchange risks arising from various currency exposures, primarily with respect to the U.S. Dollar (“USD”).

Foreign currency exchange risks are unchanged to prior year, and primarily relate to sale and purchases in foreign currencies, and cash, cash equivalents and marketable securities, countered by convertible notes and royalty funding liabilities. The exposure from foreign currency exchange risks is managed by maintaining cash positions in the currencies in which the majority of future expenses are denominated, and payments are made from those reserves.

Foreign Currency Sensitivity Analysis

The following table details how a strengthening of the USD against the EUR would impact profit and loss, and equity before tax at the reporting date. A similar weakening of the USD would have the opposite effect with similar amounts. A positive number indicates an increase in profit or loss and equity before tax, while a negative number indicates the opposite. The sensitivity analysis is deemed representative of the inherent foreign currency exchange risk associated with the operations.

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit/(loss) before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2023	(369,091)	10%	(36,909)	(36,909)
December 31, 2022	60,581	10%	6,058	6,058

Interest Rate Risk Management

Outstanding convertible notes comprise a 2.25% coupon fixed rate structure. Further, interest rate on lease liabilities is fixed at the lease commencement date. In addition, the effective interest rate on royalty funding liabilities is estimated at initial recognition and takes into account anticipated amount and timing of future cash flows, which further depends on future commercial revenue forecasts and the probability of exercising the embedded buy-out option. Material changes to anticipated future cash flows could potentially increase or decrease future interest expense.

Future indebtedness may be subject to higher interest rates. In addition, future interest income from interest-bearing bank deposits and marketable securities may fall short of expectations due to changes in interest rates.

Rate structure of marketable securities are specified below:

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by rate structure
Fixed rate	7,275	7,266	205,825	203,543
Floating rate	—	—	11,787	11,773
Zero-coupon	—	—	80,568	80,527
Total marketable securities	7,275	7,266	298,180	295,843

Derivative liabilities are measured at fair value through profit or loss. Accordingly, since the fair value is exposed from the development in interest rates, the profit or loss is exposed to volatility from such development. The effects of interest rate fluctuations are not considered a material risk to the Company’s financial position. Accordingly, no interest sensitivity analysis has been presented.

Credit Risk Management

The Company has adopted an investment policy with the primary purpose of preserving capital, fulfilling liquidity needs and diversifying the risks associated with cash, cash equivalents and marketable securities. This investment policy establishes minimum ratings for institutions with which the Company holds cash and cash equivalents, as well as rating and concentration limits for marketable securities held.

The exposure to credit risk primarily relates to cash, cash equivalents, and marketable securities. The credit risk on bank deposits is limited because the counterparties, holding significant deposits, are banks with minimum credit-ratings of A3/A- assigned by international credit-rating agencies. The banks are reviewed on a regular basis and deposits may be transferred during the year to mitigate credit risk. In order to mitigate the concentration of credit risks on bank deposits and to preserve capital, a portion of the bank deposits have been placed into primarily U.S. government bonds, treasury bills, corporate bonds, and agency bonds. The Company’s investment policy, approved by the Board of Directors, only allows investment in marketable securities having investment grade credit-ratings, assigned by international credit-rating agencies. Accordingly, the risk from probability of default is low. On each reporting date, the risk of expected credit loss on bank deposits and marketable securities, including the hypothetical impact arising from the probability of default, is considered in conjunction with the expected loss caused by default by banks or securities with similar credit-ratings and attributes. In line with previous periods, this assessment did not reveal a material impairment loss, and accordingly no provision for expected credit loss has been recognized.

Marketable securities specified by investment grade credit rating are specified below:

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by investment grade credit rating
High grade	4,523	4,519	203,530	202,048
Upper medium grade	2,752	2,747	94,650	93,795
Total marketable securities	7,275	7,266	298,180	295,843

At the reporting dates, there are no significant overdue trade receivable balances. As a result, write-down to accommodate expected credit-losses is not deemed material.

Liquidity Risk Management

Historically, the risk of insufficient funds has been addressed through proceeds from sale of the Company’s securities in private and public offerings, through issuance of convertible notes in 2022, and through royalty funding liabilities in 2023.

Liquidity risk is managed by maintaining adequate cash reserves and banking facilities, and by matching the maturity profiles of marketable securities with cash-forecasts. The risk of shortage of funds is monitored, using a liquidity planning tool, to ensure sufficient funds are available to settle liabilities as they fall due.

Besides marketable securities and deposits, the Company’s financial assets are recoverable within twelve months after the reporting date. The composition of the marketable securities portfolio and its maturity profiles are specified in the following table.

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by security type
U.S. Treasury bills	—	—	79,086	79,043
U.S. Government bonds	4,523	4,519	99,337	98,075
Corporate bonds	2,752	2,747	104,236	103,301
Agency bonds	—	—	15,521	15,424
Total marketable securities	7,275	7,266	298,180	295,843
Classified based on maturity profiles
Non-current assets	—	—	7,492	7,201
Current assets	7,275	7,266	290,688	288,642
Total marketable securities	7,275	7,266	298,180	295,843

At December 31, 2023 marketable securities have a weighted average duration of 1.0 month after the reporting date.

Maturity analysis

Contractual cash flows for non-derivative financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
December 31, 2023
Borrowings	11,708	742,925	42,397	797,030	545,472
Lease liabilities	14,385	51,426	49,056	114,867	98,793
Trade payables and accrued expenses	94,566	—	—	94,566	94,566
Total financial liabilities	120,659	794,351	91,453	1,006,463	738,831

Financial liabilities
December 31, 2022
Borrowings	12,130	48,519	545,161	605,810	399,186
Lease liabilities	13,996	53,821	60,946	128,763	109,191
Trade payables and accrued expenses	101,032	—	—	101,032	101,032
Total financial liabilities	127,158	102,340	606,107	835,605	609,409